Commitment and Contingencies, Future Minimum Lease Payments under Operating and Capital Leases (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Operating Leases [Abstract]
2021	$ 3,567	$ 4,772
2022	4,716	4,667
2023	4,444	4,433
2024	4,089	4,107
2025	4,055	4,166
Thereafter	30,811	30,848
Total minimum lease payments	51,682	52,993
Capital Leases [Abstract]
2021	153	211
2022	52	42
2023	13	0
2024	1	0
2025	0	0
Thereafter	0	0
Total minimum lease payments	219	253
Less amounts representing interest	(7)	(7)
Present value of lease payments	212	246
Less current portion	(170)	(204)
Long-term portion of minimum lease payments	$ 42	$ 42